Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Property, plant and equipment	€ 18,601	€ 2,440
Investments in associates	107	429
Non-current assets	18,708	2,869
Social security and other taxes	421	850
Prepayments and other receivables	3,762	1,866
Cash and cash equivalents	75,838	111,950
Current assets	80,021	114,666
Total assets	98,729	117,535
Shareholders’ equity
Share capital	2,165	2,159
Share premium	288,757	287,214
Reserves	23,916	16,702
Accumulated deficit	(257,747)	(211,746)
Equity attributable to owners of the Company	57,091	94,329
Non-controlling interests.	(545)	(496)
Total equity	56,546	93,833
Liabilities
Borrowings	16,189	12,709
Lease liabilities	15,693
Non-current liabilities	31,882	12,709
Borrowings	1,135	343
Lease liabilities	1,260	508
Derivative financial instruments	839
Trade payables	221	445
Current income tax liability		64
Social security and other taxes	22	108
Pension premiums	6	2
Deferred income	700	711
Other current liabilities	6,118	8,812
Current liabilities	10,301	10,993
Total liabilities	42,183	23,702
Total equity and liabilities	€ 98,729	€ 117,535